Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes
Income Taxes

(10) Income Taxes

As of December 31, 2013, the Company lacked a history of earnings that would allow it to record any of its net deferred tax assets without a corresponding valuation allowance. Using the same methodology, and updating the earnings history based on actual earnings for the nine months ended September 30, 2014, the Company is unable to reduce its valuation allowance. Therefore, no net deferred tax asset is reflected as of September 30, 2014. Additionally, due to some of its historical acquisitions which included indefinite lived intangibles, the Company continue to accumulate a deferred tax liability which is recorded outside the net deferred tax asset and valuation allowance. This deferred tax liability increased by $134,000 and $224,000 during the three and nine months ended September 30, 2014, respectively. The Company recorded a similar amount of deferred tax expense. The Company records no current income tax expense related to its domestic activities due to historical or current net operating losses. Current tax expense of $298,000 and $790,000 for the three and nine months ended September 30, 2014 has been recorded based on our activities in certain foreign jurisdictions which are currently profitable and no loss carryover is available to offset the income.

(11) Income Taxes

The income tax expense from continuing operations for the years ended December 31, 2013 and December 31, 2012 differs from the U.S statutory rate of 34% primarily due the Company's valuation allowance. The Company's income tax expense for 2013 and 2012 of $273,000 and $0, respectively reflect the valuation allowance established during 2012 followed by the current year tax expense related to operations in new tax jurisdictions due to asset acquisitions. The Company has fully reserved its net deferred tax assets in both years due to the uncertainty of future taxable income.

Notes to Consolidated Financial Statements: Income Taxes

	2013	2012
Current:
U.S.	$—	$—
State	—	—
Foreign	251,000	—
Deferred:
U.S.	22,000	—
State	—	—
Foreign	—	—

Total	$273,000	$—

A Reconciliation of the expected U.S. tax expense/(benefit) to income taxes related to continuing operations is as follows:

2013
Expected tax expense at U.S. statutory rate	$(2,651,000)
Permanent Adjustments	89,000
Foreign Income Taxes	238,000
Increase in Valuation Allowance	2,690,000
Rate Difference—U.S. to Foreign	(93,000)

Total	$273,000

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Components of the Company's deferred income taxes as of December 31, 2013 and 2012 are as follows.

	2013	2012
Deferred Tax Assets
Fixed Assets	$9,901,000	$—
Net Operating Losses—U.S.	3,358,000	—
Net Operating Losses—Foreign	140,000	—
Foreign Tax Credit	251,000	—
Deferred Tax Liabilities
Intangibles	(36,000)	—
Prepaid Expenses	(406,000)	—
Valuation Allowance	(13,230,000)	—

Net Deferred Tax Asset/Liability	$(22,000)	$—

The Company has fully reserved its U.S. and Foreign net deferred tax assets in 2013 due to an inability to project future taxable income. The Company has U.S. net operating loss carryforwards of approximately $ 9,878,000 which begin to expire in 2032. The Company has net operating losses of approximately $497,000 in several foreign countries which will begin to expire at various times. The Company has foreign tax credits of approximately $ 251,000 which will begin to expire in 2023.

2013
Unrecognized Tax Benefits
Unrecognized Tax Benefits, December 31, 2012	$—
Gross Increases—Tax Positions in Prior Period	—
Gross Decreases—Tax Positions in Prior Period	—
Gross Increases—Current Period Tax Positions	168,000
Settlements	—
Lapse of Statute of Limitations	—

Unrecognized Tax Benefits, December 31, 2013	$168,000

The Unrecognized Tax Benefits shown here relate to an ongoing audit of one entity acquired by the Company during 2013 in Spain. This audit is ongoing and is in dispute. It is reasonable that the Company's existing liability for Unrecognized Tax Benefits may increase or decrease within the next twelve months primarily due to resolution of this audit. The Company cannot reasonably estimate a range of potential changes in such benefits due to the unresolved nature of the Spanish audit.